Change in Accounting Policies - Summary of Operating Lease (Details) $ in Thousands	Jul. 01, 2019 USD ($)
Lease Liabilities [Abstract]
Operating lease commitments disclosed as at June 30, 2019	$ 7,460
Discounted using the group's average incremental borrowing rate of 6.52%	6,146
(Less): Short term leases recognized on a straight line basis as expense	(371)
Lease liability recognized as at July 1, 2019	$ 5,775